Capital Stock	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Capital stock
19.	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value, and an
unlimited number of
non-voting
preferred shares issuable in series with no par value.

The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2021	42,652,906	$206.8
Issued upon exercise of stock options	1,668,032	86.1
Issued in exchange of multiple voting shares	936,692	0.1
Repurchased under the SIB	(3,381,641)	(18.7)
Repurchased under the NCIB	(3,332,228)	(17.2)
Balance as at January 31, 2022	38,543,761	257.1
Issued upon exercise of stock options	299,102	15.4
Issued in exchange of multiple voting shares	570,779	0.1
Repurchased under the SIB	(2,427,184)	(17.1)
Repurchased under the NCIB	(463,950)	(3.1)
Balance as at January 31, 2023	36,522,508	$252.4

Multiple voting shares
Balance as at February 1, 2021	43,891,671	$3.6
Exchanged for subordinate voting shares	(936,692)	(0.1)
Balance as at January 31, 2022	42,954,979	$3.5
Exchanged for subordinate voting shares	(570,779)	(0.1)
Balance as at January 31, 2023	42,384,200	$3.4

Total outstanding as at January 31, 2023	78,906,708	$255.8

a)	Normal course issuer bid program (“NCIB”)
On November 30, 2022, the Company announced the renewal of its NCIB to repurchase for cancellation up to

3,519,398

of its outstanding subordinate voting shares over a twelve-month period commencing on December 5, 2022 and ending no later than December 4, 2023 (the “Current NCIB”). As at January 31, 2023, no shares were repurchased under the Current NCIB.

Durin
g
 the twelve-month period ended January 31, 2023, the Company continued its share repurchases under the NCIB that was announced and started during the fiscal year ended January 31, 2022 (“Previous NCIB”, as defined hereafter). The Company repurchased
463,950
subordinate voting shares for a total consideration of $
47.2
million, of which $
3.1
million represents the carrying amount of the shares repurchased, $
45.9
million represents the amount charged to retained losses and $
1.8
million represents the gain recognized in net income.
As at January 31, 2022, a $47.2 million financial liability, with a corresponding amount in equity, was recorded in the consolidated statements of financial position in relation with the Current NCIB. This liability represented the value of subordinate voting shares expected to be repurchased by a designated broker under an automatic share purchase plan from February 1 st
to March 28, 2022. This automatic share purchase plan allows for the purchase of subordinate voting shares under pre-set
conditions at times when the Company would ordinarily not be permitted due to regulatory restrictions or self-imposed blackout periods. These subordinate voting shares are included in the outstanding subordinate voting shares as at January 31, 2022. During the year ended January 31, 2023, the Company recognized a gain of $1.8 million in financing income (loss of $21.3 million in financing costs for the year ended January 31, 2022) related to an automatic share purchase plan. The gain and loss represent the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.

On December 1, 2021, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,787,945 of its outstanding subordinate voting shares (“Previous NCIB”). Durin
g th
e year ended January 31, 2022, the Company repurchased for cancellation 525,200 subordinate voting shares for a total consideration of $52.8 million.
For the year ended January 31, 2022, of the total consideration of $331.0 million, $17.2 million represents the carrying amount of
the shares repurchased, $292.6 million represents the amount charged to retained losses and $21.3 million represents the loss recognized in net income.

b)	Substantial issuer bid offer (“SIB”)
On May 11, 2022, the Company repurchased for cancellation 2,427,184 subordinate voting shares following the completion of a SIB for a total consideration of $250.0 million, of which $16.1 million represents the carrying amount of the shares repurchased and $233.9 million represents the amount charged to retained losses. Prior to the completion of the SIB, Beaudier group converted 570,779 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased and cancelled as part of the SIB. The Company incurred $1.0 million of fees and expenses relating to the SIB, which were recorded in capital stock.
On July 27, 2021, the Company repurchased for cancellation 3,381,641 subordinate voting shares following the completion of a SIB for a total consideration of $350.0 million, of which $17.9 million represent the carrying amount of the shares repurchased and $332.1 million representing the amount charged to retained losses. Prior to the completion of the SIB, Beaudier group converted 936,692 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased and cancelled in the SIB. The Company incurred $0.8 million of fees and expenses relating to the SIB, which were recorded in capital stock.

c)	Dividend
During the year ended January 31, 2023, the Company declared four quarterly dividends of $0.16 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 18, 2022, July 14, 2022, October 14, 2022 and January 13, 2023 for a total consideration of $50.8 million to shareholders.
During the year ended January 31, 2022, the Company declared four quarterly dividends of $0.13 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 19, 2021, July 16, 2021, October 14, 2021 and January 14, 2022 for a total consideration of $43.1 million to shareholders.
For the years ended January 31, 2023 and 2022
[Tabular figures are in millions of Canadian dollars, unless otherwise indicated]